Rule 497(d)

                                     FT 804

             Supplement to the Prospectus dated December 23, 2003

         Notwithstanding anything to the contrary in the Prospectus, the maximum sales charge will be reduced by 1/2 of 1% on each subsequent June 30, commencing June 30, 2005, to a minimum of 3.00%.

October 7, 2004